DUE FROM FACTOR (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Outstanding receivables, Without recourse	$ 1,022,552	$ 151,158
Outstanding receivables, With recourse	58,884	42,945
Advances	119,937	56,246
Credits due customers	(107,064)	(40,316)
Due from factor	$ 1,094,309	$ 210,033
Debt instrument variable rate		50.00%
Maximum advances on net sales can be requested, percentage	50.00%
Spread on variable interest rate		50.00%
LIBOR
Debt Instrument [Line Items]
Debt instrument variable rate	2.50%
Maximum advances on net sales can be requested, percentage		2.50%
Spread on variable interest rate	2.50%
State side [Member]
Debt Instrument [Line Items]
Maximum commission and fees payable	$ 30,000
Interest rate	4.00%
State side [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Debt instrument variable rate	2.00%
Maximum commission and fees payable	$ 30,000
Spread on variable interest rate	2.00%